Equity Plans -Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value (Detail) - Rigetti Computing, Inc [Member] - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Outstanding - January 31, 2021		17,008,770
Granted		62,500
Exercised		(1,785,242)
Forfeited		(713,684)
Outstanding - December 31, 2021	14,572,344	14,572,344	17,008,770
Exercisable - December 31, 2021	7,797,387	7,797,387
Outstanding - January 31, 2021		$ 0.27
Granted		0.21
Exercised		0.21
Forfeited		0.21
Outstanding - December 31, 2021	$ 0.28	0.28	$ 0.27
Exercisable - December 31, 2021	$ 0.31	$ 0.31
Outstanding -January 31, 2021		8 years 1 month 6 days	9 years
Outstanding - December 31, 2021		8 years 1 month 6 days	9 years
Exercisable - December 31, 2021	7 years 10 months 24 days